Impairment losses of financial assets	12 Months Ended
Dec. 31, 2022
Impairment losses of financial assets
Impairment losses of financial assets	Impairment losses on financial assets

	2022	2021	2020
Loss on impairment adjustment of loans and advances to customers	(1,140,756)	(649,510)	(239,840)
Recovery of written-off credits	53,825	73,719	39,612
Others	3,694	(19,790)	(13,460)
Total	(1,083,237)	(595,581)	(213,688)